Average Annual Total Returns - Elements Emerging Markets Portfolio	Oct. 01, 2020
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.42%
Since Inception	6.77%
Inception Date	May 31, 2017
Class M
Average Annual Return:
1 Year	17.51%
Since Inception	6.03%
Inception Date	May 31, 2017
Class M | After Taxes on Distributions
Average Annual Return:
1 Year	16.56%
Since Inception	4.49%
Inception Date	May 31, 2017
Class M | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.77%
Since Inception	4.19%
Inception Date	May 31, 2017